Assets and Liabilities Held For Sale and Discontinued Operations - Schedule of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations [Abstract]
Revenue		$ 527,477	$ 152,381	$ 1,747,570	$ 2,467,298	$ 1,712,595
Cost of goods sold		133,578	30,530	468,763	670,197	578,015
Gross profit		393,899	121,851	1,278,807	1,797,101	1,134,580
Expenses
Depreciation and amortization		2,549	517	7,367	10,390	9,741
Marketing and promotion		83,255	6,924	932,670	1,023,200	403,841
Consulting fees		9,357		32,610	40,110	179,731
Office and administrative	83	386,733	54,958	1,648,498	2,051,571	1,981,414
Professional fees		75,453	50,460	321,521	415,878	446,511
Investor relations				7,057	6,667
Research and development		91,162	16,921	209,135	308,597	418,833
Foreign exchange (gain) loss		1,868	1,875	670	(1,972)
Travel and entertainment		37,746	10,726	149,359	186,244	319,762
Total expenses	83	688,123	142,381	3,308,887	4,040,685	3,759,833
Other income (expense)
Other income	21,781	1,343	71,395	36,066	34,723
Interest expense		(6,523)		(18,099)	(20,162)	(19,525)
Loss on the sale of Skincare			(39,676)
Net income (loss) from discontinued operations	$ 21,698	$ (299,404)	$ 11,189	$ (2,012,113)	$ (2,229,023)	$ (2,644,778)